RECEIVABLES (Tables)	9 Months Ended
Sep. 30, 2015
Receivables [Abstract]
Schedule of receivables

Receivables consist of the following:

	September 30, 2015	December 31, 2014
Calmare device sales receivable, net of allowance of $209,533 at September 30, 2015 and December 31, 2014	$-	$-
Royalties, net of allowance of $101,154 at September 30, 2015 and December 31, 2014	-	-
Other, net of allowance of $6,972 at September 30, 2015 and December 31, 2014	2,502	2,319
Total	$2,502	$2,319